Related Parties - Summary of Amount in Consolidated and Combined Balance Sheet Due or From Related Parties (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Due from related parties	$ 96.0	$ 0.0
R.R. Donnelley & Sons Company
Related Party Transaction [Line Items]
Due from related parties	96.0
Due to related parties	27.1
LSC Communications, Inc
Related Party Transaction [Line Items]
Due from related parties	0.8
Due to related parties	2.5
RR Donnelley Affiliates
Related Party Transaction [Line Items]
Due from related parties	96.8
Due to related parties	$ 29.6